DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance, beginning of year	$ 274.3	$ 235.6
Expenditures during the current year	(5.3)	(4.6)
Foreign exchange impact	(30.6)	(3.9)
Reclassification to liabilities relating to assets held for sale	(34.2)	(27.1)
Balance, end of year	250.3	274.3
Current			$ 9.1	$ 16.1
Non-current			241.2	258.2	[1]
Provision for decommissioning, restoration and rehabilitation costs	274.3	235.6	$ 250.3	$ 274.3
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Accretion expense included in finance costs	14.9	26.7
Revisions in estimates and obligations	$ 31.2	$ 47.6

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.